UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended   September 30, 2009

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            November 3, 2009

       [Signature]                 [City, State]                  [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      74

 Form 13F Information Table Value Total:      $960,849
                                           (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE


        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7   COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN    SHARES/PRN SH/ PUT/ INVSTM    OTHER      VOTING
                                                   000's      AMOUNT    PRN CALL DISCRETN  MANAGERS   AUTHORITY
                                                                                                     SOLE  SHARED NONE

 ABBOTT LABS                 COM       002824100  15,830      320,000   SH       SOLE                320,000
 APPLE INC.                  COM       037833100  13,903       75,000   SH       SOLE                 75,000
 AT&T CORP.                  COM       00206R102  10,804      400,000   SH       SOLE                400,000
 AUTOMATIC DATA PROCESSING   COM       053015103  11,790      300,000   SH       SOLE                300,000
 AVON PRODUCTS               COM       054303102  11,377      335,000   SH       SOLE                335,000
 BANK OF AMERICA             COM       060505104  18,527     1,095,000  SH       SOLE                1,095,000
 BANK OF NEW YORK MELLON     COM       064058100  11,705      403,775   SH       SOLE                403,775
 BRISTOL MYERS SQUIBB        COM       110122108   7,769      345,000   SH       SOLE                345,000
 BROADCOM CORP.              COM       111320107  12,276      400,000   SH       SOLE                400,000
 BUNGE LTD.                  COM       G16962105  10,018      160,000   SH       SOLE                160,000
 CAPITAL ONE FINANCIAL       COM       14040H105  11,255      315,000   SH       SOLE                315,000
 CHEVRON CORP.               COM       166764100  10,565      150,000   SH       SOLE                150,000
 CINTAS CORP.                COM       172908105   9,093      300,000   SH       SOLE                300,000
 CISCO SYSTEMS               COM       17275R102  20,009      850,000   SH       SOLE                850,000
 COCA-COLA CO.               COM       191216100  13,962      260,000   SH       SOLE                260,000
 CONOCOPHILLIPS              COM       20825C104   6,774      150,000   SH       SOLE                150,000
 CONSOL ENERGY INC.          COM       20854P109   9,022      200,000   SH       SOLE                200,000
 CORNING INC.                COM       219350105   5,359      350,000   SH       SOLE                350,000
 CURTISS-WRIGHT CORP.        COM       231561101  12,287      360,000   SH       SOLE                360,000
 CVS/CAREMARK CORP.          COM       126650100  10,186      285,000   SH       SOLE                285,000
 DEAN FOODS                  COM       242370104   7,561      425,000   SH       SOLE                425,000
 DEL MONTE FOODS             COM       24522P103  11,580     1,000,000  SH       SOLE                1,000,000
 DELL INC.                   COM       24702R101   8,927      585,000   SH       SOLE                585,000
 DUPONT EI DE NEMOURS        COM       263534109  14,784      460,000   SH       SOLE                460,000
 EMERSON ELECTRIC            COM       291011104  12,024      300,000   SH       SOLE                300,000
 EXXON MOBIL CORP.           COM       30231G102  14,751      215,000   SH       SOLE                215,000
 GENERAL ELECTRIC CO.        COM       369604103  24,433     1,488,000  SH       SOLE                1,488,00
 GILEAD SCIENCES INC.        COM       375558103   9,316      200,000   SH       SOLE                200,000
 GOOGLE INC.                 COM       38259P508   9,917       20,000   SH       SOLE                20,000
 HALLIBURTON CO.             COM       406216101   8,136      300,000   SH       SOLE                300,000
 HANSEN NATURAL CORP.        COM       411310105   9,552      260,000   SH       SOLE                260,000
 HARSCO CORP.                COM       415864107  10,977      310,000   SH       SOLE                310,000
 HOSPIRA INC.                COM       441060100  12,711      285,000   SH       SOLE                285,000
 ILLINOIS TOOL WORKS         COM       452308109  10,678      250,000   SH       SOLE                250,000
 INTEL CORP.                 COM       458140100  16,439      840,000   SH       SOLE                840,000
 JOHNSON & JOHNSON           COM       478160104  15,527      255,000   SH       SOLE                255,000
 JPMORGAN CHASE & CO.        COM       46625H100  18,624      425,000   SH       SOLE                425,000
 LOWE'S COS INC.             COM       548661107  12,564      600,000   SH       SOLE                600,000
 MASCO CORP.                 COM       574599106   5,814      450,000   SH       SOLE                450,000
 MCDONALD'S CORP.            COM       580135101  14,267      250,000   SH       SOLE                250,000
 MDU RESOURCES GROUP, INC    COM       552690109  11,728      562,500   SH       SOLE                562,500
 MEDTRONIC INC.              COM       585055106  12,880      350,000   SH       SOLE                350,000
 MICROSOFT CORP.             COM       594918104  30,550     1,180,000  SH       SOLE                1,180,000
 NEWELL RUBBERMAID INC.      COM       651229106   6,276      400,000   SH       SOLE                400,000
 NORTHEAST UTILITIES         COM       664397106   8,309      350,000   SH       SOLE                350,000
 NORTHWEST NATURAL GAS CO.   COM       667655104   8,332      200,000   SH       SOLE                200,000
 ORACLE CORP.                COM       68389X105  22,924     1,100,000  SH       SOLE                1,100,000
 OSHKOSH CORP.               COM       688239201  10,826      350,000   SH       SOLE                350,000
 PEPSI CO. INC.              COM       713448108  21,118      360,000   SH       SOLE                360,000
 PETROLEUM & RESOURCES CORP. COM       716549100  50,864     2,186,774  SH       SOLE                2,186,774
 PFIZER INC.                 COM       717081103  16,467      995,000   SH       SOLE                995,000
 PNC FINANCIAL SERVICES      COM       693475105  13,119      270,000   SH       SOLE                270,000
 PROCTER & GAMBLE CO.        COM       742718109  18,245      315,000   SH       SOLE                315,000
 PRUDENTIAL FINANCIAL INC.   COM       744320102  15,472      310,000   SH       SOLE                310,000
 QUALCOMM INC.               COM       747525103  10,795      240,000   SH       SOLE                240,000
 RYLAND GROUP INC.           COM       783764103   7,237      343,500   SH       SOLE                343,500
 SAFEWAY, INC.               COM       786514208   7,691      390,000   SH       SOLE                390,000
 SENOMYX INC.                COM       81724Q107   4,034     1,001,028  SH       SOLE                1,001,028
 SPECTRA ENERGY CORP.        COM       847560109   5,791      305,780   SH       SOLE                305,780
 SPIRIT AEROSYSTEMS          COM       848574109  13,003      720,000   SH       SOLE                720,000
 STATE STREET CORP.          COM       857477103  12,098      230,000   SH       SOLE                230,000
 TARGET CORP.                COM       87612E106  14,938      320,000   SH       SOLE                320,000
 TATA MOTORS LTD.ADR       SPON ADR    876568502  12,960     1,000,000  SH       SOLE                1,000,000
 TEVA PHARMACEUTICAL         ADR       881624209  16,685      330,000   SH       SOLE                330,000
 TRANSOCEAN LTD            REG SHS     H8817H100  13,685      160,000   SH       SOLE                160,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  22,944      800,000   SH       SOLE                800,000
 UNITED TECHNOLOGIES         COM       913017109  18,279      300,000   SH       SOLE                300,000
 UNITEDHEALTH GROUP INC.     COM       91324P102   2,504      100,000   SH       SOLE                100,000
 VISA INC.                 COM CL A    92826C839  13,131      190,000   SH       SOLE                190,000
 WALT DISNEY CO.             COM       254687106  13,181      480,000   SH       SOLE                480,000
 WELLS FARGO & Co.           COM       949746101  11,977      425,000   SH       SOLE                425,000
 WGL HOLDINGS INC.           COM       92924F106   7,907      238,600   SH       SOLE                238,600
 WYETH CO.                   COM       983024100  15,789      325,000   SH       SOLE                325,000
 ZIMMER HLDGS INC.           COM       98956P102   8,017      150,000   SH       SOLE                150,000
                                                 960,849



